United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Ticker FIBPX

Federated International Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2018, the Fund's issuer country and currency exposure composition1 were as follows:
Country	Country Exposure as a Percentage of Total Net Assets[2]	Currency Exposure as a Percentage of Total Net Assets[3]
Japan	8.6%	8.6%
France	6.1%	—
United Kingdom	5.1%	5.1%
Italy	4.3%	—
Spain	2.9%	—
Mexico	2.2%	2.2%
Germany	2.1%	—
Belgium	1.8%	—
Australia	1.1%	1.1%
Canada	1.0%	1.0%
Netherlands	1.0%	—
Poland	0.9%	0.9%
Euro	—	18.2%
Other Securities (EMCOR)	59.8%	59.8%
SUB-TOTAL	96.9%	96.9%
Cash Equivalents[4]	1.9%	1.9%
Derivative Contracts[5,6]	0.0%	0.0%
Other Assets and Liabilities—Net[7]	1.2%	1.2%
TOTAL	100.0%	100.0%
1	The fixed-income securities of some issuers may not be denominated in the currency of the issuer's designated country. Therefore, the two columns above “Country Exposure as a Percentage of Total Net Assets” and “Currency Exposure as a Percentage of Total Net Assets” may not be equal.
2	This column depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the company to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
3	This column depicts the Fund's exposure to various currencies through its investment in foreign fixed-income securities, currency derivative contracts and foreign exchange contracts (which for purposes of this report includes any currency options sold by the Fund and currency forward contracts).
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Foreign Currency Par Amount, Contracts, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—37.1%
	AUSTRALIAN DOLLAR—1.1%
	Sovereign—1.1%
100,000	Australia, Government of, 2.75%, 4/21/2024	$76,917
120,000	Australia, Government of, 5.75%, 7/15/2022	103,250
	TOTAL	180,167
	BRITISH POUND—5.1%
	Sovereign—5.1%
200,000	United Kingdom, Government of, 2.75%, 9/7/2024	294,126
115,000	United Kingdom, Government of, 3.25%, 1/22/2044	201,563
99,500	United Kingdom, Government of, 4.75%, 3/7/2020	142,092
120,000	United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	214,197
	TOTAL	851,978
	CANADIAN DOLLAR—1.0%
	Sovereign—1.0%
145,000	Canada, Government of, 1.50%, 6/1/2023	108,483
55,000	Canada, Government of, 5.75%, 6/1/2029	56,834
	TOTAL	165,317
	EURO—18.2%
	Sovereign—18.2%
130,000	Belgium, Government of, 0.80%, 6/22/2025	157,113
110,000	Belgium, Government of, 2.25%, 6/22/2023	143,944
495,000	France, Government of, 0.50%, 5/25/2025	589,165
300,000	France, Government of, 4.25%, 10/25/2023	432,324
150,000	Germany, Government of, Bond, 4.75%, 7/4/2034	284,701
55,000	Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	68,737
125,000	Italy, Government of, 2.50%, 5/1/2019	148,114
150,000	Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	161,596
340,000	Italy, Government of, Unsecd. Note, 1.60%, 6/1/2026	367,728
45,000	Italy, Government of, Unsecd. Note, 3.25%, 9/1/2046	52,368
140,000	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	164,650
180,000	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	215,351
25,000	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	32,582
97,000	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	122,038
90,000	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	109,462
	TOTAL	3,049,873
	JAPANESE YEN—8.6%
	Sovereign—8.6%
16,400,000	Japan, Government of, 1.30%, 3/20/2021	156,824
20,000,000	Japan, Government of, 1.90%, 12/20/2023	204,114
35,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	370,662
28,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	321,990
36,000,000	Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	397,673
	TOTAL	1,451,263
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Contracts, Shares or Principal Amount		Value in U.S. Dollars
	BONDS—continued
	MEXICAN PESO—2.2%
	Telecommunications & Cellular—2.2%
7,600,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	$369,013
	POLISH ZLOTY—0.9%
	Sovereign—0.9%
600,000	Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	155,004
	TOTAL BONDS (IDENTIFIED COST $6,100,846)	6,222,615
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
580,400	EUR CALL/USD PUT, Bank of America Merrill Lynch, Notional Amount $580,400, Exercise Price $1.161, Expiration Date 6/27/2018 (IDENTIFIED COST $5,508)	8,065
	REPURCHASE AGREEMENTS—1.9%
$322,000	Interest in $71,000,000 joint repurchase agreement, 1.79% dated 5/31/2018 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $71,003,530 on 6/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $72,423,602.	322,000
	INVESTMENT COMPANY—59.8%
1,051,351	Emerging Markets Core Fund (IDENTIFIED COST $10,670,635)	10,029,883
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $17,098,989)[1]	16,582,563
	OTHER ASSETS AND LIABILITIES - NET—1.2%[2]	198,067
	TOTAL NET ASSETS—100%	$16,780,630
At May 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/3/2018	BNP Paribas	437,525 BRL	104,591 EUR	$(5,493)
7/3/2018	Citibank	243,397 BRL	$74,977	$(9,829)
7/9/2018	Barclays	15,000,000 INR	$229,113	$(7,820)
7/9/2018	Barclays	200,000 NZD	$144,280	$(4,316)
7/9/2018	JPMorgan	100,000 NZD	$72,698	$(2,716)
8/2/2018	Barclays	150,000 EUR	1,442,770 NOK	$(531)
8/2/2018	Barclays	100,000 EUR	1,025,271 SEK	$643
8/2/2018	Barclays	200,000 EUR	2,068,619 SEK	$(774)
8/2/2018	Barclays	410,000 EUR	4,335,635 SEK	$(12,410)
8/2/2018	Citibank	191,667 EUR	829,460 PLN	$411
8/2/2018	Citibank	100,000 GBP	1,082,678 NOK	$706
8/2/2018	Citibank	250,000 SGD	20,286,800 JPY	$(347)
8/2/2018	Citibank	$300,000	2,429,615 NOK	$2,308
8/2/2018	Citibank	$225,000	786,735 PLN	$11,787
8/2/2018	Credit Agricole	400,000 AUD	437,715 NZD	$(3,686)
8/2/2018	Credit Agricole	116,667 EUR	500,586 PLN	$1,416
8/2/2018	Credit Agricole	250,000 EUR	$297,563	$(3,819)
8/2/2018	Credit Agricole	600,000 EUR	$709,867	$(4,881)
8/2/2018	Credit Agricole	100,000 GBP	485,768 PLN	$1,715
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
8/2/2018	Credit Agricole	$100,000	1,904,005 MXN	$5,610
8/2/2018	JPMorgan	191,667 EUR	825,980 PLN	$1,354
8/7/2018	JPMorgan	420,000 EUR	$508,619	$(14,947)
Contracts Sold:
7/3/2018	BNP Paribas	437,525 BRL	103,363 EUR	$4,053
7/3/2018	Morgan Stanley	243,397 BRL	$69,372	$4,224
7/9/2018	Barclays	15,000,000 INR	$226,877	$5,585
7/9/2018	Barclays	300,000 NZD	$218,325	$8,380
8/2/2018	BNY Mellon	400,000 AUD	434,694 NZD	$1,572
8/2/2018	BNY Mellon	250,000 EUR	2,430,625 NOK	$4,072
8/2/2018	BNY Mellon	100,000 EUR	425,401 PLN	$(2,210)
8/2/2018	BNY Mellon	100,000 GBP	485,108 PLN	$(1,894)
8/2/2018	BNY Mellon	$100,000	2,015,015 MXN	$(107)
8/2/2018	Citibank	500,000 EUR	2,153,404 PLN	$(3,893)
8/2/2018	Goldman Sachs	100,000 GBP	1,092,292 NOK	$471
8/2/2018	HSBC	$560,000	4,869,403 SEK	$(5,014)
8/2/2018	JPMorgan	300,000 EUR	3,091,494 SEK	$(143)
8/2/2018	JPMorgan	420,000 EUR	$506,354	$12,865
8/2/2018	JPMorgan	200,000 GBP	2,187,661 NOK	$1,320
8/2/2018	JPMorgan	250,000 SGD	20,428,653 JPY	$1,657
8/2/2018	JPMorgan	$150,000	191,933 CAD	$(1,743)
8/2/2018	JPMorgan	$400,000	43,457,320 JPY	$1,283
8/2/2018	JPMorgan	$300,000	2,398,182 NOK	$(6,159)
8/2/2018	State Street	$700,000	76,075,531 JPY	$2,479
8/2/2018	State Street	$300,000	33,052,452 JPY	$5,205
8/7/2018	JPMorgan	420,000 EUR	$510,905	$17,234
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,618
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2017	697,860
Purchases/Additions	369,780
Sales/Reductions	(16,289)
Balance of Shares Held 5/31/2018	1,051,351
Value	$10,029,883
Change in Unrealized Appreciation/Depreciation	$(487,189)
Net Realized Gain/Loss	$6,117
Dividend Income	$224,716
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

1	The cost of investments for federal tax purposes amounts to $17,189,018.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$6,222,615	$—	$6,222,615
Purchased Call Options	—	8,065	—	8,065
Repurchase Agreement	—	322,000	—	322,000
Investment Company[1]	—	—	—	10,029,883
TOTAL SECURITIES	$—	$6,552,680	$—	$16,582,563
Other Financial Instruments:[2]
Assets	$—	$96,350	$—	$96,350
Liabilities	—	(92,732)	—	(92,732)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$3,618	$—	$3,618
1	As permitted by the U.S generally accepted accounting principles (GAAP), Investment Company valued at $10,029,883 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been recognized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of the shareholder redemption request.
2	Other financial instruments are foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great British Pound
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.08	$14.48	$13.77	$15.00	$14.96	$16.51
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.47	0.51	0.49	0.65	0.59
Net realized and unrealized gain (loss)	(0.57)	0.77	0.20	(1.13)	(0.03)	(1.37)
TOTAL FROM INVESTMENT OPERATIONS	(0.29)	1.24	0.71	(0.64)	0.62	(0.78)
Less Distributions:
Distributions from net investment income	(0.41)	(0.64)	—	(0.54)	(0.58)	(0.62)
Distributions from net realized gain	—	—	—	(0.05)	—	(0.15)
TOTAL DISTRIBUTIONS	(0.41)	(0.64)	—	(0.59)	(0.58)	(0.77)
Net Asset Value, End of Period	$14.38	$15.08	$14.48	$13.77	$15.00	$14.96
Total Return[2]	(1.98)%	8.95%	5.16%	(4.31)%	4.31%	(5.00)%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.02%	0.03%	0.00%	0.00%
Net investment income	3.73%[4]	3.24%	3.50%	3.49%	4.32%	3.93%
Expense waiver/reimbursement[5]	1.57%[4]	1.65%	1.80%	2.01%	2.24%	3.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,781	$14,229	$12,911	$11,488	$13,500	$6,936
Portfolio turnover	11%	55%	33%	85%	46%	19%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, Total returns for periods of less than one year are not annualized.
3	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investments in securities, at value including $10,029,883 of investment in an affiliated holding (identified cost $17,098,989)		$16,582,563
Cash denominated in foreign currencies (identified cost $288,759)		287,979
Unrealized appreciation on foreign exchange contracts		96,350
Income receivable		63,340
TOTAL ASSETS		17,030,232
Liabilities:
Unrealized depreciation on foreign exchange contracts	$92,732
Payable for shares redeemed	64,536
Payable for portfolio accounting fees	68,179
Payable for auditing fees	14,657
Payable to adviser (Note 5)	403
Accrued expenses (Note 5)	9,095
TOTAL LIABILITIES		249,602
Net assets for 1,167,146 shares outstanding		$16,780,630
Net Assets Consists of:
Paid-in capital		$17,263,833
Net unrealized depreciation		(515,881)
Accumulated net realized (loss)		(196,227)
Undistributed net investment income		228,905
TOTAL NET ASSETS		$16,780,630
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$16,780,630 ÷ 1,167,146 shares outstanding, no par value, unlimited shares authorized		$14.38
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends received from an affiliated holding		$224,716
Interest		49,444
TOTAL INCOME		274,160
Expenses:
Administrative fee (Note 5)	$5,912
Custodian fees	4,862
Transfer agent fees	1,652
Directors'/Trustees' fees (Note 5)	788
Auditing fees	15,687
Legal fees	3,922
Portfolio accounting fees	59,159
Share registration costs	11,948
Printing and postage	8,223
Miscellaneous (Note 5)	3,267
TOTAL EXPENSES	115,420
Reimbursement of other operating expenses (Note 5)	(115,420)
Net expenses		—
Net investment income		274,160
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $6,117 on sales of investments in an affiliated holding) and foreign currency transactions		146,387
Net realized gain (loss) on foreign exchange contracts		(14,413)
Net realized gain (loss) on futures contracts		(438)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $(487,189) of investments in an affiliated holding)		(711,969)
Net change in unrealized depreciation of foreign exchange contracts		10,352
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts and foreign currency transactions		(570,081)
Change in net assets resulting from operations		$(295,921)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$274,160	$444,088
Net realized gain (loss)	131,536	(133,277)
Net change in unrealized appreciation/depreciation	(701,617)	854,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(295,921)	1,165,486
Distributions to Shareholders:
Distributions from net investment income	(391,460)	(574,824)
Share Transactions:
Proceeds from sale of shares	4,105,708	3,213,534
Net asset value of shares issued to shareholders in payment of distributions declared	10,286	8,526
Cost of shares redeemed	(876,731)	(2,495,085)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,239,263	726,975
Change in net assets	2,551,882	1,317,637
Net Assets:
Beginning of period	14,228,748	12,911,111
End of period (including undistributed net investment income of $228,905 and $346,205, respectively)	$16,780,630	$14,228,748
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. During part of the fiscal year, the Fund invested in EMCOR, a portfolio of Core Trust. The detail of the total fund expense reimbursement of $115,420 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Shareholder Report

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $141,474 and $144,016, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2018, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $23,813. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency and market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2018, the Fund had no outstanding written options.
The average market value of purchased options held by the Fund throughout the period was $2,104. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$96,350	Unrealized depreciation on foreign exchange contracts	$92,732
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$96,350		$92,732
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Purchased Options[1]	Foreign Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(10,165)	$(14,413)	$—	$(24,578)
Interest rate contracts	—	—	(438)	(438)
TOTAL	$(10,165)	$(14,413)	$(438)	$(25,016)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Purchased Options[2]	Foreign Exchange Contracts	Total
Foreign exchange contracts	$3,656	$10,352	$14,008
1	The net realized gain (loss) on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counter party certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2018, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Foreign Exchange Contracts	$96,350	$(71,390)	$—	$24,960
TOTAL	$96,350	$(71,390)	$—	$24,960

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Foreign Exchange Contracts	$92,732	$(71,390)	$—	$21,342
TOTAL	$92,732	$(71,390)	$—	$21,342
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2018	Year Ended 11/30/2017
Shares sold	282,444	221,139
Shares issued to shareholders in payment of distributions declared	700	617
Shares redeemed	(59,414)	(170,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	223,730	51,551
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $17,189,018. The net unrealized depreciation of investments for federal tax purposes was $602,837. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $320,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $922,860. The amounts presented are inclusive of derivatives contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $482,106 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$462,443	$19,663	$482,106
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2018, the Adviser reimbursed $115,420 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the first $5 billion
0.100%	on the first $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$4,717,923
Sales	$1,629,023
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018 the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$980.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). Federated Investment Management Company, the Adviser, has contractually agreed to reimburse all operating expenses excluding extraordinary expenses and expenses allocated from affiliated holdings, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated International Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year period, and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Semi-Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018